Notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Notes Payable - Schedule of Short-Term Debt

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Short-term loan	1,819	—
Short-term loan from shareholders	—	1,278
Short-term loan from other related parties	3,009	—
Total notes payable	4,828	1,278